Prepayments and Other Current Assets (Detail)	Dec. 31, 2013 USD ($)		Dec. 31, 2013 CNY		Dec. 31, 2012 CNY
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Line Items]
Prepaid expenses	$ 1,699,407		10,287,700		9,625,806
Staff advances	744,440		4,506,613		5,072,831
VAT refundable	26,432,007	[1]	160,011,443	[1]	115,015,077	[1]
Interest receivable	10,888,811		65,917,594		5,263,501
Receivable from a shareholder of Glorious Mission Network (Note 1)	1,569,288		9,500,000
Share-based awards exercise receivables	683,002	[2]	4,134,689	[2]	42,971,091	[2]
Receivable from the sale of a land use right					34,040,054	[3]
Others	5,100,957		30,879,662		24,457,677
Total	$ 47,117,912		285,237,701		236,446,037

[1]	VAT refundable related to the 14% VAT refunds to certain subsidiaries of the Company that quality for the software company tax incentive. Such tax incentive is typically received within one year from declaration to the tax bureau.
[2]	Starting from 2008, the Group uses a third party broker to facilitate the cashless exercise of share options and restricted shares by employees. The balances as of December 31, 2012 and 2013 represented the amounts due from the third party broker to the Group upon the exercise of options and restricted shares on behalf of the Group's employees.
[3]	In May 2012, the Zhuhai Land and Resources Bureau (the "Zhuhai Bureau") decided to retrieve a parcel of land sold to the Group in 2009 for RMB85,100,136. The Group received RMB51,060,082 from the Zhuhai Bureau during the year ended December 31, 2012 and the remaining balance of RMB34,040,054 was received in full in May 2013.